REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 12,833,043	$ 11,640,541	$ 9,362,521
Passengers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	11,233,287	10,215,148	7,636,429
Cargo
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,599,756	$ 1,425,393	$ 1,726,092